Authorized Capital Voting Rights Dividends and Profit Appropriation - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Authorized Capital	€ 27,253	€ 54,470	€ 66,520
Voting right	Each share gives right to one vote
Dividend distribution	The Company has never distributed any dividends to its shareholders. According to Belgian company law, the Company is required to deduct at least 5% from its profit to constitute the legal reserve until it reaches one-tenth of the Company's statutory share capital. At December 31, 2017, no profits were available for distribution.
Bottom of range [member]
Disclosure of classes of share capital [line items]
Legal Reserve	5.00%